SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets	$ 41,603,902		$ 41,603,902		$ 22,175,474	$ 7,407,967
Capital expenditures	183,422	$ 123,576	918,345	$ 173,626	657,445	3,349,628
Trucking [Member]
Segment Reporting Information [Line Items]
Assets	28,332,373		28,332,373		8,804,653	7,407,967
Capital expenditures	183,422	123,576	918,345	173,626	643,100	3,349,628
Digester [Member]
Segment Reporting Information [Line Items]
Assets	13,059,785		13,059,785		13,122,976
Capital expenditures					14,345
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Assets	211,744		211,744		247,845
Capital expenditures